Finance expense	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Finance expense	8. Finance expense
	2024	2023
	US$	US$
Interest expenses:
- Lease liabilities	53,725	55,934
- Borrowings	249,284	284,112
- Loans from Directors	47,136	48,671
	350,145	388,717